Loans and Advances to Customers (Tables)	12 Months Ended
Dec. 31, 2020
Net Loans and Advances to Customers [abstract]
Summary of Net Loans and Advances to Customers

	Group
	2020	2019
	£m	£m
Loans secured on residential properties	166,714	165,356
Corporate loans	24,474	27,043
Finance leases	6,554	6,264
Secured advances	—	—
Other unsecured loans	9,933	7,096
Amounts due from fellow Banco Santander subsidiaries and joint ventures	2,425	2,366
Amounts due from Santander UK Group Holdings plc	7	8
Amounts due from subsidiaries	—	—
Loans and advances to customers	210,107	208,133
Credit impairment loss allowances on loans and advances to customers	(1,303)	(785)
RV and voluntary termination provisions on finance leases	(54)	(61)
Net loans and advances to customers	208,750	207,287

Disclosure of finance lease and hire purchase contract receivables
Finance lease and hire purchase contract receivables may be analysed as follows:

						Group
	2020			2019
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	3,468	(297)	3,171	3,060	(303)	2,757
Later than one year and not later than two years	1,829	(173)	1,656	2,046	(207)	1,839
Later than two years and not later than three years	1,099	(106)	993	1,157	(119)	1,038
Later than three years and not later than four years	575	(55)	520	541	(54)	487
Later than four years and not later than five years	231	(25)	206	41	(4)	37
Later than five years	8	—	8	147	(41)	106
	7,210	(656)	6,554	6,992	(728)	6,264